Operating Segments - Summary of Assets by Operating Segment (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 1,770.7	$ 1,649.2	$ 1,687.6	$ 1,956.0
Intangible assets	2,331.0	2,246.5	$ 2,213.4	$ 2,075.6
Operating Segments [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	1,770.7	1,649.2
Intangible assets	2,331.0	2,246.5
Total	4,101.7	3,895.7
Operating Segments [member] | Unallocated [member]
Disclosure of geographical areas [line items]
Intangible assets	27.9	49.2
Total	27.9	49.2
Commercial Aviation [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	544.9	542.8
Intangible assets	1,191.4	1,193.3
Total	1,736.3	1,736.1
Defense & Security [Member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	176.1	193.2
Intangible assets	92.9	69.4
Total	269.0	262.6
Executive Aviation [Member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	447.5	396.5
Intangible assets	905.2	881.3
Total	1,352.7	1,277.8
Service & support [Member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	594.0	510.3
Intangible assets	31.0	9.0
Total	625.0	519.3
All Other Segments [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	8.2	6.4
Intangible assets	82.6	44.3
Total	90.8	50.7
Total reportable Segments [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	1,770.7	1,649.2
Intangible assets	2,303.1	2,197.3
Total	$ 4,073.8	$ 3,846.5